TRADE AND OTHER PAYABLES (Details) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 31,089	$ 32,276
Accrued liabilities	148,218	90,000
Trade and other payables	$ 179,307	$ 122,276